Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Leases, additional disclosures
Rent expense for all leases	$ 210.4	$ 225.4	$ 237.4
Amounts payable under non-cancelable operating lease commitments
2016	154.8
2017	126.4
2018	102.6
2019	86.1
Thereafter	234.7
Total	886.0
2015	$ 181.4